Subsequent Events (Details Narrative) (10-K) - USD ($)		1 Months Ended
	Dec. 31, 2020	Nov. 30, 2020	Aug. 31, 2020
Subscription price per share			$ 5.00
Subsequent Event [Member] | Individual Investor [Member]
Common shares offered	600,000
Subscription price per share	$ 5.00
Subsequent Event [Member] | Shenzhen Hua Peng Fa Logistic Co., Ltd [Member]
Consideration amount		$ 173,170
Subsequent Event [Member] | Mr. Huang and Third Party [Member]
Disposal of inventory		$ 194,164